Business Combination (Details) - Schedule of fair values of the assets and liabilities - Purchase Price Consideration [Member] $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Business Combination (Details) - Schedule of fair values of the assets and liabilities [Line Items]
Accounts receivable	$ 3,350
Inventory, net	1,282
Prepaid expenses and other current assets	100
Property and equipment, net	173
Intangible assets, net	1,560
Right-of-use asset	145
Goodwill	8,781
Other assets	12
Accounts payable	(1,094)
Lease liability, current	(56)
Accrued expenses and other current liabilities	(1,297)
Deferred revenue	(283)
Lease liability, non-current	(89)
Long-term debt, net of current portion	(507)
Total purchase consideration	$ 12,077